Contingencies	12 Months Ended
Dec. 31, 2024
Contingencies [Abstract]
Contingencies
27	Contingencies

a)	RPS Claim

On August 7, 2007, Transportación Marítima Mexicana, S.A. de C.V. (‘TMM’), subsidiary of Grupo TMM, filed a claim for arbitration against Refined Product Services (“RPS”) for$50 thousand US dollars, (approximately $1,026) or various expenses incurred by TMM due to the delay of the re-delivery of the tanker vessel Palenque.

On October 19, 2007, RPS filed a countersuit for $3.0 million US dollars, (approximately $61,531) for alleged faults and lack of maintenance involving the tanker vessel Palenque, and also consequential damages for having lost a contract while the vessel was being repaired. During the year 2023 and 2024 and up to the date of authorization of the consolidated financial statements, no significant events occurred in the process.

The Company’s Management and its legal advisors consider the position against this countersuit is strong, as there are sufficient elements and arguments for defense, also the amount claimed by RPS would appear to be excessive and for non-supported issues.

b)	Tax matters of TMM

i.
Lawsuit filed by TMM against the resolutions determining various tax credits for alleged omissions regarding income tax for the fiscal year 2005. On April 14, 2021, the Full Jurisdictional Chamber of the Superior Chamber of the Federal Administrative Justice Tribunal issued a ruling, declaring the nullity of the resolution determining the tax credit, except for a few deductions, for which a tax credit of $1.5 million pesos was determined, which has been paid.

ii.
During 2017 and 2016, Grupo TMM filed Motions for Annulment with the Federal Court of Administrative Justice against various decisions of the Tax Administration Service (SAT for its acronym in Spanish), on the rejection of tax deductions (year 2007), modifications to the Consolidation Regime for controlled companies (year 2005), deferred income tax on consolidation (year 2010), and the termination of the consolidation regime (year 2013). It should be noted that all jurisdictional instances have been resorted to, including the revaluation of the determinants is being considered for a negotiation in favor of the Group’s interests.

In relation to numeral ii., during 2024 and up to the date of authorization of the consolidated financial statements, these cases remain ongoing without significant changes primarily due to the Judicial Reform process in Mexico, which has affected the resolution times of the ongoing cases.

iii.
On March 25, 2025, the ruling was notified in which the request for amparo by TMM was denied, confirming the validity of the resolution that determined various tax credits for alleged omissions in withholding Income Tax and VAT from foreign residents, for the fiscal year 2014; on April 14, 2025, the Request for Review was filed against the ruling issued in the trial where the protection and safeguarding of the Union's Justice is sought.

c)	Other legal proceedings

The Company is participating into various other legal proceedings and administrative actions, all of which are of an ordinary or routine nature and incidental to its operations. Although it is impossible to predict the outcome of any legal proceeding, in the opinion of the Company’s Management, such proceedings and actions should not, individually or in the aggregate, have a material adverse effect on the Company’s financial condition, results of operations or liquidity.

d)	Operations with related parties

Under the Income Tax Law, companies that conduct operations with related parties, nationals or nonresidents, are subject to fiscal limitations and obligations regarding the determination of the prices negotiated, as these must be comparable to those that would be used with or between independent parties on similar operations.

In the event the tax authorities were to review the prices and reject the amounts determined, they may demand, an addition to the taxes and accessory charges corresponding (adjustments and surcharges), fines on omitted taxes, which could be for up to 100% of the adjusted tax amount.

The Company has significant transactions and relations with related parties. In regards to this the Company and its subsidiaries are in the process of completing this study for 2024 and 2023.

e)	Other legislation

Grupo TMM and Subsidiaries are subject to the laws and ordinances of other countries, as well as international regulations governing maritime transportation and the observance of safety and environmental regulations.